Employee benefit plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit plans
Contributions by employer	¥ 372,164	¥ 407,783	¥ 373,024